PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
Machinery and electronic equipment	1,794,624	2,571,548	369,380
Leasehold improvements	952,789	1,192,607	171,307
Motor vehicles	5,410	5,264	756
Construction in progress	493,121	725,221	104,171
	3,245,944	4,494,640	645,614
Less: accumulated depreciation	(1,181,287)	(1,555,261)	(223,399)
	2,064,657	2,939,379	422,215